Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Table of Earnings Per Share

Accounts	December 31, 2022	December 31, 2021	December 31, 2020
Numerator:
Profit attributable to owners of the Bank	58,841,292	18,307,836	29,551,085
Profit attributable to owners of the Bank adjusted to reflect the effect of dilution	58,841,292	18,307,836	29,551,085
Denominator:
Weighted average of outstanding ordinary shares for the year	612,710,079	612,710,079	612,710,079
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution	612,710,079	612,710,079	612,710,079
Basic earnings per share (in pesos) (1)	96.0345	29.8801	48.2301
Diluted earnings per share (in pesos) (1)	96.0345	29.8801	48.2301

(1)	Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.